Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)
Pay vs Performance Disclosure
Net Income (Loss)	$ 5,277,360	$ 678,036	$ 6,402,883	$ 7,782,850